SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance	2,244,662	1,600,200	1,502,590	725,200
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 7.72	$ 10.59	$ 10.25	$ 10.94
Number of Restricted Shares, Granted	39,000	214,000	1,119,905	1,184,000
Weighted Average Grant Date Fair Value per Share, Granted	$ 8.46	$ 7.60	$ 5.16	$ 9.86
Number of Restricted Shares, Vested and issued	(282,332)	(250,310)	(590,264)	(250,310)
Weighted Average Grant Date Fair Value per Share, Vested and issued	$ 9.98	$ 10.32	$ 10.18	$ 10.32
Number of Restricted Shares, Forfeited	(12,001)	(11,000)	(43,002)	(106,000)
Weighted Average Grant Date Fair Value per Share, Forfeited	$ 8.60	$ 10.36	$ 9.74	$ 10.87
Number of Restricted Shares, Unvested, Ending Balance	1,989,329	1,552,890	1,989,329	1,552,890
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 7.41	$ 10.22	$ 7.41	$ 10.22